Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2025	2024
Trade accounts receivable	45,211,498	39,178,089
Less: allowance for credit losses	(320,337)	(398,880)
Accounts receivable, net	44,891,161	38,779,209

The movement of the allowance for credit losses is as follows:

	For the year ended
	2025	2024
Balance at beginning of the year	398,880	67,088
Provision for credit losses	27,406	338,878
Recovery of accounts receivable	(107,191)	(7,038)
Foreign currency translation adjustments	1,242	(48)
Balance at end of the year	320,337	398,880